Capital Management	12 Months Ended
Jan. 31, 2025
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Capital Management
28.	CAPITAL MANAGEMENT
The Company’s primary uses of capital are for capital investments and working capital. Based on the current level of operations, management believes that cash on hand, cash flows from operations and available borrowings under the Credit Facilities will enable the Company to meet its working capital, capital expenditure, debt service and other funding requirements.
The Company’s capital is composed of long-term debt and shareholders’ equity. The Company’s aim is to maintain a level of capital that is adequate to meet several objectives, including an acceptable Leverage ratio in order to provide access to adequate funding sources to support current operations, pursue its internal growth strategy and maintain capital flexibility. The Company may repurchase subordinate voting shares for cancellation pursuant to a NCIB or substantial issuer bid (“SIB”), issue capital stock, or vary the amount of dividends paid to shareholders.
The Company’s objective is to maintain a Leverage ratio of 3.5 or less, which was continuously achieved during the years ended January 31, 2025 and 2024.